3a. Patents (Details Narrative) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of patents	$ 9,000	$ 9,000
Weighted average remaining life of patents	6 years 6 months